TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

24.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2020, 2021 and 2022. A two-tiered profits tax rates regime was introduced in 2018 under which the first HK$2 million of assessable profits earned by an eligible company will be taxed at 8.25% and the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 20% for the years ended December 31, 2020, 2021 and 2022.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

24.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

The PRC (continued)

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor ‘s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

VNET Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, VNET Beijing obtained a new certificate and reapplied the certificate in October 2017 and 2020, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2020, 2021 and 2022, the tax rate for VNET Beijing was 15%, 15% and 15%, respectively.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2020, 2021 and 2022, the tax rate assessed for Xi’an Sub was 15%, 15% and 15%, respectively.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018 and November 2021 with a validity term of three years. Accordingly, for the years ended December 31, 2020, 2021 and 2022, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2020, 2021 and 2022, SZ DYX enjoyed a preferential tax rate of 15%.

In December 2016, BJ TenxCloud, a subsidiary located in Beijing and the Company acquired in July 2021 (Note 4), was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in December 2019 and December 2022 with a validity term of three years. Accordingly, for the years ended December 31, 2020, 2021 and 2022, BJ TenxCloud enjoyed a preferential tax rate of 15%.

In December 2019, SH Hesheng, a subsidiary located in Shanghai, in which the Company acquired 100% of the equity in November 2021 (Note 4), was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. For the years ended December 31, 2020, 2021 and 2022, the tax rate assessed for SH Hesheng was 15%, 15% and 25%, respectively.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

As of December 31, 2022, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

24.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

(Loss) income before income taxes consisted of:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Non-PRC	(2,708,101)	675,369	(421,597)	(61,126)
PRC	137,178	(48,861)	(206,933)	(30,004)
	(2,570,923)	626,508	(628,530)	(91,130)

Income tax expenses comprised of:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current	(131,844)	(111,082)	(115,577)	(16,757)
Deferred	22,508	(325)	(17,887)	(2,593)
	(109,336)	(111,407)	(133,464)	(19,350)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2020, 2021 and 2022 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(2,570,923)	626,508	(628,530)	(91,130)
Income tax benefits (expenses) computed at applicable tax rates (25%)	642,731	(156,627)	157,133	22,782
Non-deductible expenses	(4,117)	(13,116)	(72,156)	(10,462)
Research and development expenses	32,777	45,122	67,789	9,828
Preferential rate	26,554	14,232	(6,163)	(894)
Current and deferred tax rate differences	(36,391)	26,115	15,847	2,298
International rate differences	(711,962)	120,678	(75,119)	(10,891)
Tax exempted income	1,087	14,536	249	36
Foreign investment	(10,263)	(49,815)	(39,224)	(5,687)
Unrecognized tax benefits	(58,449)	(12,338)	(13,674)	(1,983)
Change in valuation allowance	6,465	(79,733)	(135,732)	(19,679)
Prior year provision to return true up	2,232	(22,898)	(28,949)	(4,197)
Others	—	2,437	(3,465)	(501)
Income tax expenses	(109,336)	(111,407)	(133,464)	(19,350)

24.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	46,360	52,658	7,635
Impairment of long-lived assets	40,289	40,784	5,913
Impairment of long-term investment	3,024	3,024	438
Accrued expense	16,836	22,108	3,205
Tax losses	262,209	358,454	51,971
Property and equipment	28,569	38,365	5,562
Intangible assets	5,773	7,142	1,035
Finance lease	386,849	372,997	54,079
Deferred government grant	1,046	1,714	249
Operating lease	623,074	768,638	111,442
Loss picked up on equity method investments	66,121	69,440	10,070
Valuation allowance	(261,960)	(397,457)	(57,626)

Total deferred tax assets, net of valuation allowance	1,218,190	1,337,867	193,973

Deferred tax liabilities
Non-current
Intangible assets	241,090	266,922	38,699
Property and equipment	139,566	360,989	52,338
Capitalized interest expense	28,604	39,606	5,742
Finance lease	306,598	289,586	41,986
Operating lease	623,074	768,638	111,442
Investment in subsidiaries	59,660	98,608	14,299

Total non-current deferred tax liabilities	1,398,592	1,824,349	264,506

Net deferred tax liabilities	(180,402)	(486,482)	(70,533)
Analysis as:
Deferred tax assets	168,002	196,098	28,432
Deferred tax liabilities	348,404	682,580	98,965

Net deferred tax liabilities	(180,402)	(486,482)	(70,533)

As of December 31, 2022, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB1,671,411 (US$242,332), which will expire at various times between 2023 and 2032 and the majority expiring by 2027, if not utilized.

As of December 31, 2022, the undistributed earnings of the Company’s PRC subsidiaries the Company intends to permanently reinvested were RMB1,579,318 (US$228,980). In 2022, other than these indefinitely reinvested amount, the Company has other operation or distribution plan for the new VIE, SH Zhiyan. As of December 31, 2022, the related deferred tax liability accrued was RMB98,608 (US$14,299).

24.  TAXATION (CONTINUED)

Deferred Tax (continued)

For the year ended December 31, 2022, addition and expiration of valuation allowance was RMB135,732 (US$19,679) and RMB235 (US$34), respectively.

Unrecognized Tax Benefits

As of December 31, 2021 and 2022, the Company recorded unrecognized tax benefits of RMB77,573 and RMB87,174 (US$12,639), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB61,827 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	62,584	64,854	9,403
Reversal based on tax positions related to prior years	(170)	(418)	(61)
Additions based on tax positions related to the current year	2,440	92	12
Balance at end of year	64,854	64,528	9,354

For the years ended December 31, 2020, 2021 and 2022, the Company recorded interest expense of RMB5,391, RMB6,606 and RMB9,874 (US$1,432), respectively. Accumulated interest expense recorded by the Company was RMB12,718 and RMB22,646 (US$3,285) as of December 31, 2021 and 2022, respectively. As of December 31, 2022, the tax years ended December 31, 2017 through 2022 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.